[CLIFFORD CHANCE LETTERHEAD]

July 30, 2008

Mr. Christian T. Sandoe
Securities and Exchange Commission
Division of Investment Management
100 F Street, NE
Washington, D.C.  20549

RE: CLAYMORE EXCHANGE-TRADED FUND TRUST (THE "FUND;" FILE NOS. 333-134551 & 811-21906)

Dear Mr. Sandoe:

I enclose Post-Effective Amendment No. 58 to the Fund's registration statement on Form N-1A, to be filed via EDGAR on or about the date hereof in connection with the change in benchmark index for one series of the Fund.

If you have any questions, please feel free to contact me at (212) 878-3412. Thank you.

Best regards,

/s/ Jeremy Senderowicz

Jeremy Senderowicz